Summary of significant accounting policies: - Depreciation and Electric plant (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation
Depreciation expense	$ 227,213,000	$ 218,027,000	$ 211,282,000
Electric plant
Allowance for funds used during construction (as a percent)	4.25%	4.45%	4.61%
Steam production
Depreciation
Annual depreciation rates (as a percent)	2.57%	2.91%	2.84%
Steam production | Minimum
Depreciation
Useful Life	49 years	49 years	49 years
Steam production | Maximum
Depreciation
Useful Life	65 years	65 years	65 years
Nuclear production
Depreciation
Annual depreciation rates (as a percent)	1.92%	1.96%	1.96%
Nuclear production | Minimum
Depreciation
Useful Life	37 years	37 years	37 years
Nuclear production | Maximum
Depreciation
Useful Life	60 years	60 years	60 years
Hydro production
Depreciation
Useful Life	50 years	50 years	50 years
Annual depreciation rates (as a percent)	2.00%	2.00%	2.00%
Other production
Depreciation
Annual depreciation rates (as a percent)	2.61%	2.58%	2.55%
Other production | Minimum
Depreciation
Useful Life	30 years	30 years	30 years
Other production | Maximum
Depreciation
Useful Life	35 years	35 years	35 years
Transmission plant
Depreciation
Useful Life	36 years	36 years	36 years
Annual depreciation rates (as a percent)	2.75%	2.75%	2.75%
General | Minimum
Depreciation
Useful Life	3 years	3 years	3 years
Annual depreciation rates (as a percent)	2.00%	2.00%	2.00%
General | Maximum
Depreciation
Useful Life	50 years	50 years	50 years
Annual depreciation rates (as a percent)	33.33%	33.33%	33.33%